SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (policies)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (‘‘US GAAP'').

Basis of consolidation

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, and its consolidated subsidiaries, VIE and VIE's subsidiaries which are accounted for under the voting interest model. All intercompany transactions and balances have been eliminated upon consolidation.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Cash is the common form of the consideration paid for acquisitions. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Discontinued operations

Discontinued operations

A disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Where an operation is classified as discontinued, a single amount is presented on the face of the consolidated statements of operations. The amount of total current assets, total non-current assets, total current liabilities and total non-current liabilities are presented separately on the consolidated balance sheets.

Revenue recognition

Revenue recognition

The Group recognizes revenue from the sales of rice, flavor, bean oil, seafood, wine and some other type of generic food and beverage products through its online platform ccjoin.com. The website also serves as an online platform to connect third party vendors and customers. The Group recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv)collectability is reasonably assured.

The Group utilizes delivery service providers to dispatch goods to its customers directly from its own warehouses. The Group recognizes revenue when the customers confirm the acceptance of the goods online once they receive the delivered goods. If the customers do not confirm the receipt of goods online timely, the online system will confirm automatically after the seven days from the delivery date. The sales returns are considered and estimated when the revenue recognized, but the historical returns on sales on ccjoin.com are inconsequential.

Revenue is recorded net of surcharges and value-added tax ("VAT") and related surcharges.

The Group primarily generates revenue from online direct sales and online platform services..

Online direct sales

The Group primarily sells rice, flavor, bean oil, seafood, wine and some other type of generic food and beverage products through online direct sales. The Group recorded revenue from online direct sales on a gross basis because the Group has the following indicators for gross reporting: it is the primary obligor of the sales arrangements, is subject to inventory risks of physical loss, has latitude in establishing prices, has discretion in suppliers' selection and assumes credit risks on receivables from customers. The Group also retains some of general inventory risks despite its arrangements to return goods to some vendors.

Online platform services

The Group also provides the online platform services to third-party sellers and purchasers for their transactions. The Group records the related revenue on a net basis, because the Group generally is not the primary obligor, does not bear the inventory risk, does not have the ability to establish the price and control the related shipping services when the online platform is utilized by third-party sellers and purchasers. For the year ended December 31, 2015, the Group did not charge any services fees to the third-party sellers and purchasers.

Value-added tax

Value-added tax

Value added tax ("VAT") on sales is calculated at 17% or 13% on revenue from products. The Group reports revenue net of VAT. VIE and VIE's subsidiaries that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.

Cost of revenue

Cost of revenue

Costs of revenues primarily consist of purchased cost of the products sold related to online direct sales, payroll of the operating personnel, website hosting cost, processing fees paid to third-party payment platform, logistic fees paid to the third-party courier companies and amortization of acquired trade name/domain name.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and market promotion expenses, and other overhead expenses incurred by the Group's sales and marketing personnel. Advertising expenses are expensed as incurred.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. Significant accounting estimates reflected in the Group's consolidated financial statements include useful lives and impairment for property and equipment and acquired intangible assets, impairment of goodwill, valuation allowance for deferred tax assets, return allowance, fair value of ordinary shares, share-based compensation and purchase price allocation. Actual results could differ from those estimates.

Cash	Cash Cash consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use, and have original maturities of three months or less when purchased.
Accounts receivable	Accounts receivable Accounts receivable represents those receivables derived in the ordinary course of business, net of allowance for doubtful accounts.
Allowance for doubtful accounts

Allowance for doubtful accounts

The Group maintains an allowance for doubtful accounts for estimated losses on uncollected accounts receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves.

Inventories

Inventories

Inventory is stated at the lower of cost or market. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value for slow-moving merchandise and damaged goods. The amount of written-down depends upon factors such as whether the goods are returnable to vendors, historical and forecasted consumer demand, market condition and the promotional environment.

Written-down amounts are recorded in cost of goods sold in the consolidated statements of income (loss) and comprehensive loss, which were nil for the years ended December 31, 2013, 2014 and 2015.

Property and equipment, net

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and software	3 - 10 years

Acquired intangible assets

Acquired intangible assets

Acquired intangible assets with finite lives are carried at cost less accumulated amortization and impairment. Amortization of customer relationship is calculated using the estimated attrition pattern. Amortization of other finite lived intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets. The amortization period by major intangible asset classes is as follows:

Trade name/domain name	10 years
Non-compete agreement	4.5 years
Online platform	5 years
Customer relationship	5-10 years

Impairment of intangible assets with finite life

Impairment of intangible assets with finite life

The Group evaluates the recoverability of its intangible assets with finite lives, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the intangible assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of carrying amount over the fair value of the assets.

Considering that the Group has recurring operating losses, the Group has determined to perform the annual impairment tests on December 31 of each year. As a result of the annual impairment test, no impairment loss was recognized for the years ended December 31, 2013, 2014 and 2015.

Impairment of goodwill

Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has determined to perform the annual impairment tests on December 31 of each year. Prior to the acquisition of JMU, goodwill was attributable to the Group Buying business which is classified as discontinued operations in the year ended December 31, 2015. No goodwill impairment loss was recognized for this business for the years ended December 31, 2013 and 2014. The goodwill as of December 31, 2015 was attributable solely to the JMU business on which an impairment loss of $85,934,770 was recognized for the year ended December 31, 2015.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term and have been included in the operating expenses in the consolidated statements of operations.

Income taxes

Income taxes

Current income taxes are provided in accordance with the laws and regulations applicable to the Company as enacted by the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollars”). The functional currency of the Company's HK subsidiary JMU is Hong Kong dollars (“HK dollars”). The financial records of the Group's subsidiaries, VIE and VIE's subsidiaries located in the PRC are maintained in their local currencies, the Renminbi (“RMB”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling on the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The Company's entities with functional currency of RMB and HK dollars translate their operating results and financial position into the U.S. dollars, the Group's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss.

Share-based payments

Share-based payments

Share-based payment awards with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation costs net of an estimated forfeiture rate using the straight-line method over the requisite service period, which is generally the vesting period of the options, with a corresponding impact reflected in additional paid-in capital. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or is expected to differ, from such estimate. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expenses to be recognized in future years.

Comprehensive loss

Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments and is presented net of tax, the tax effect is nil for the years ended December 31, 2013, 2014 and 2015.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash. The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

Customers accounting for 10% or more of total revenue are:

For the year ended December 31,
Customer	2015

A	28.4%

Customers accounting for 10% or more of accounts receivable are:

As of December 31,
Customer	2015

A	99.9%

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

☐ Level 1—inputs are based upon quoted prices for instruments traded in active markets.

☐ Level 2—inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

☐ Level 3—inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, cash flow models, and similar techniques.

Fair value of financial instruments

Fair value of financial instruments

Financial instruments include cash and cash equivalents, amounts due from/to related parties, accounts receivable and accounts payable. The carrying values of cash, amounts due from/to related parties, accounts receivable and accounts payable approximate their fair values reported in the consolidated balance sheets due to the short-term maturities.

Financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities and goodwill based on Level 3 inputs in connection with business acquisition set out in Note 4.

Net loss per share

Net loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group's convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and convertible redeemable participating preferred shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the convertible redeemable participating preferred shares are not contractually obligated to share the loss.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable participating preferred shares, stock options and restricted share units, which could potentially dilute basic loss per share in the future. To calculate the number of shares for diluted loss per ordinary share, the effect of the convertible redeemable participating preferred shares is computed using the as-if-converted method; the effect of the stock options and restricted share units is computed using the treasury stock method. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations, as their effect would be anti-dilutive.

Recent accounting pronouncements adopted

Recent accounting pronouncements adopted

In April 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Updates ("ASU") 2014-08 which amends to change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP.

Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment.

In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide users with information about the ongoing trends in a reporting organization's results from continuing operations. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted. The Company early adopted this ASU in January 2015. The effects of the pronouncement have been reflected in the consolidated financial statements.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In August, 2014, the FASB issued a new pronouncement ASU 2014-15 which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements. Further, an entity must provide certain disclosures if there is “substantial doubt about the entity's ability to continue as a going concern." The new standard is effective for fiscal years ending after December 15, 2016. Adoption of this guidance may have an effect on the Group's consolidated financial statements but the impact has not yet been evaluated by the Group.

In February 2015, FASB issued a new pronouncement Inventory (Topic 330): Simplifying the Measurement of Inventory. The current guidance requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments do not apply to inventory that is measured using last-in, first-out (LIFO) or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost. An entity should measure in scope inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

On August 12, 2015, the FASB issued a new pronouncement, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. The amendments in this ASU defer the effective date of ASU 2014-09 for all entities by one year. Public business entities should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

On September 25, 2015, the FASB issued ASU 2015-16 to simplify the accounting for measurement-period adjustments. The ASU, which is part of the FASB's simplification initiative (i.e., the Board's effort to reduce the cost and complexity of certain aspects of U.S. GAAP), was issued in response to stakeholder feedback that restatements of prior periods to reflect adjustments made to provisional amounts recognized in a business combination increase the cost and complexity of financial reporting but do not significantly improve the usefulness of the information. Under the ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date.

Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date.

For public business entities, the ASU is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The ASU must be applied prospectively to adjustments to provisional amounts that occur after the effective date. Early adoption is permitted for financial statements that have not been issued. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

On February 25, 2016, the FASB issued ASU 2016-02 Leases. The core principle of this ASU will require lessees to present right-of-use assets and lease liabilities on their balance sheets.

ASU 2016-02 is effective for annual and interim periods beginning January 1, 2019. Early adoption of this ASU is permitted. Upon adoption of this ASU, the Group is required to recognize and measure leases at the beginning of the earliest period presented in the consolidated financial statements using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that the Company may elect to apply. The Group is currently evaluating and assessing the impact of this ASU will have on the Group's consolidated financial statements.